Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of composition of income tax expense
	Year ended December 31,
	2015	2016	2017
	(in thousands)
Current tax expense (income)
Current period (1)	2,189	6,262	11,790
Adjustments for prior periods, net	(648)	325	(298)
	1,541	6,587	11,492

Deferred tax expense (income)
Origination and reversal of temporary differences	1,342	1,895	(2,364)
Change in tax rate	123	(596)	(788)
	1,465	1,299	(3,152)

Income tax expense	3,006	7,886	8,340

	Year ended December 31,
	2015	2016	2017
	(in thousands)
(1) Including benefits arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period (for which deferred taxes were not recognized) that was used to reduce current tax expense	1,283	1,383	697

Schedule of reconciliation of theoretical tax on income before income tax and income tax expense

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Income before income tax	15,083	52,352	82,729

Primary tax rate of the Company	26.5%	25.0%	24.0%

Income tax using the Company’s primary tax rate	3,997	13,088	19,855

Additional tax (tax saving) in respect of:
Different tax rate, subsidiaries	(5,658)	(6,753)	(9,773)
Tax exempt income	(167)	(11)	(1,853)
Non-deductible expenses	4,006	1,915	840
Utilization of tax losses and benefits from prior periods for which deferred taxes were not recognized	(1,283)	(1,383)	(697)
Current year tax losses and benefits for which deferred taxes were not recognized	2,156	325	699
Reversal of prior periods deferred tax losses and tax benefits	283	1,097	143
Taxes in respect of prior periods, net	(649)	325	(298)
Effect of change in tax rate	123	(596)	(788)
Other differences	198	(121)	212

Income tax expense	3,006	7,886	8,340

Schedule of deferred tax assets and liabilities
		Property,			Carry-forward	Unrealized	Tax deductible
		plant and		Employee	tax losses	intra-	provisions for
	Inventories	equipment	Intangibles	benefits	and deductions	Group profits	product returns	Total
	(in thousands)
Net balance at January 1, 2017	293	(6,542)	(53)	231	2,373	3,506	(820)	(1,012)
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(56)	94	14	160	190	2,016	(54)	2,364
Effect of change in tax rate	—	1,467	—	—	(679)	—	—	788
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	37	1	(4)	16	21	—	(55)	16
Net balance at December 31, 2017	274	(4,980)	(43)	407	1,905	5,522	(929)	2,156
Presented under assets	234	—	—	255	424	5,522	—	6,435
Presented under liabilities	40	(4,980)	(43)	152	1,481	—	(929)	(4,279)

		Property,			Carry-forward	Unrealized	Tax deductible
		plant and		Employee	tax losses	intra-	provisions for
	Inventories	equipment	Intangibles	benefits	and deductions	Group profits	product returns	Total
	(in thousands)
Net balance at January 1, 2016	352	(6,824)	(522)	187	7,385	259	(563)	274
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(41)	(299)	472	64	(5,053)	3,247	(285)	(1,895)
Effect of change in tax rate	(6)	581	—	(17)	38	—	—	596
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	(12)	—	(3)	(3)	3	—	28	13
Net balance at December 31, 2016	293	(6,542)	(53)	231	2,373	3,506	(820)	(1,012)
Presented under assets	262	47	—	147	192	3,506	—	4,154
Presented under liabilities	31	(6,589)	(53)	84	2,181	—	(820)	(5,166)